Schedule1 - Registrant's Condensed Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands			3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 22, 2018	Jun. 23, 2016	Jun. 29, 2019	Mar. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)			$ (10,632)	$ 3,774	$ 7,286	$ 5,525	$ (6,858)	$ 12,811	$ 15,868	$ 20,601	$ 10,198
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities							39,718	55,217	105,811	84,703	70,875
Investing activities:
Net cash (used in) provided by investing activities							(44,523)	(25,501)	(73,550)	(77,820)	(65,416)
Financing activities:
Repurchase of shares									(34)	(172)	(253)
Dividends paid							(337)	(93)	(153,587)	(1,307)	(86,454)
Net cash (used in) provided by financing activities							2,419	(2,756)	(16,999)	(7,935)	(4,328)
Net increase (decrease) in cash and cash equivalents							(2,386)	26,960	15,262	(1,052)	1,131
Cash and cash equivalents-Beginning of period				21,063		5,801	21,063	5,801	5,801	6,853	5,722
Cash and cash equivalents-End of period			$ 18,677		$ 32,761		18,677	32,761	21,063	5,801	6,853
Parent Company
Operating activities:
Net income (loss)									15,868	20,601	10,198
Adjustments to reconcile net income to net cash used in operating activities
Equity in net income of subsidiary									(16,084)	(20,782)	(10,492)
Dividend received from subsidiary (return on capital)	$ 27,351								27,351
Changes in operating assets and liabilities:
Other current assets									(497)
Net cash (used in) provided by operating activities									26,638	(181)	(294)
Investing activities:
Dividend received from subsidiary (return of capital)	$ 126,236	$ 86,454							126,236		86,454
Net cash (used in) provided by investing activities									126,236		86,454
Financing activities:
Intercompany payables									718	353	375
Proceeds from exercise of stock options									29		172
Repurchase of shares									(34)	(172)	(253)
Dividends paid									(153,587)		(86,454)
Net cash (used in) provided by financing activities									(152,874)	181	(86,160)
Net increase (decrease) in cash and cash equivalents									0	0	0
Cash and cash equivalents-Beginning of period				$ 0		$ 0	$ 0	$ 0	0	0	0
Cash and cash equivalents-End of period									$ 0	$ 0	$ 0